Offsets	Sep. 02, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Jun. 01, 2023
Fee Offset Claimed	$ 5,901.52
Explanation for Claimed Amount
(3) An aggregate fee of $5,961.94 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 1, 2022 (the “December 2022 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2022 Schedule TO-I filed on January 4, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $5,961.94 filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 1, 2024 (the “March 2024 Schedule TO-I”). More specifically, $3,999.65 from the filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the final transaction fee due from the March 2024 Schedule TO-I filing, and $1,962.29 from the December 2022 Schedule TO-I filing fee remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,962.29 filing fee paid in connection with the December 2022 Schedule TO-I filing fee was also used to offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 3, 2024 (the “June 2024 Schedule TO-I”). More specifically, $514.53 from the filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the final transaction fee due from the June 2024 Schedule TO-I filing, and $1,447.76 from the filing fee paid in connection with the December 2022 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,447.76 from the December 2022 Schedule TO-I was used to partially offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 3, 2024 (the “September 2024 Schedule TO-I”).

An aggregate fee of $6,013.25 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 1, 2023 (the “March 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the March 2023 Schedule TO-I filed on April 25, 2023 was $1.10, as $10,014.45 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $6,012.15 filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the remaining filing fee due in connection with September 2024 Schedule TO-I. More specifically, $688.91 from the filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the final transaction fee due from the September 2024 Schedule TO-I filing, and the remaining $5,323.24 from the March 2023 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $5,323.24 filing fee paid in connection with the March 2023 Schedule TO-I was also used to offset the final transaction fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 3, 2025 (the “March 2025 Schedule TO-I”). More specifically, $176.31 from the filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the final transaction fee due from the March 2025 Schedule TO-I filing, and $5,146.93 from the filing fee paid in connection with the March 2023 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $5,146.93 from the March 2023 Schedule TO-I was used to partially offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 2, 2025 (the “June 2025 Schedule TO-I”).

An aggregate fee of $6,164.87 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 1, 2023 (the “June 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the June 2023 Schedule TO-I filed on July 5, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $6,164.87 filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the remaining filing fee due in connection with the June 2025 Schedule TO-I. More specifically, $263.35 from the filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the final transaction fee due from the June 2025 Schedule TO-I, and $5,901.52 from the filing fee paid in connection with the June 2023 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

An aggregate fee of $2,735.15 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 2, 2025 was $895.35, as $5,848,131.37 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,839.80 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-92837
Initial Filing Date	Dec. 02, 2024
Fee Offset Claimed	$ 1,839.8
Explanation for Claimed Amount
(3) An aggregate fee of $5,961.94 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 1, 2022 (the “December 2022 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2022 Schedule TO-I filed on January 4, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $5,961.94 filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 1, 2024 (the “March 2024 Schedule TO-I”). More specifically, $3,999.65 from the filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the final transaction fee due from the March 2024 Schedule TO-I filing, and $1,962.29 from the December 2022 Schedule TO-I filing fee remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,962.29 filing fee paid in connection with the December 2022 Schedule TO-I filing fee was also used to offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 3, 2024 (the “June 2024 Schedule TO-I”). More specifically, $514.53 from the filing fee paid in connection with the December 2022 Schedule TO-I was used to offset the final transaction fee due from the June 2024 Schedule TO-I filing, and $1,447.76 from the filing fee paid in connection with the December 2022 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,447.76 from the December 2022 Schedule TO-I was used to partially offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on September 3, 2024 (the “September 2024 Schedule TO-I”).

An aggregate fee of $6,013.25 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 1, 2023 (the “March 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the March 2023 Schedule TO-I filed on April 25, 2023 was $1.10, as $10,014.45 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $6,012.15 filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the remaining filing fee due in connection with September 2024 Schedule TO-I. More specifically, $688.91 from the filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the final transaction fee due from the September 2024 Schedule TO-I filing, and the remaining $5,323.24 from the March 2023 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $5,323.24 filing fee paid in connection with the March 2023 Schedule TO-I was also used to offset the final transaction fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on March 3, 2025 (the “March 2025 Schedule TO-I”). More specifically, $176.31 from the filing fee paid in connection with the March 2023 Schedule TO-I was used to offset the final transaction fee due from the March 2025 Schedule TO-I filing, and $5,146.93 from the filing fee paid in connection with the March 2023 Schedule TO-I remained available to offset future filings. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $5,146.93 from the March 2023 Schedule TO-I was used to partially offset the filing fee due in connection with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 2, 2025 (the “June 2025 Schedule TO-I”).

An aggregate fee of $6,164.87 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on June 1, 2023 (the “June 2023 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the June 2023 Schedule TO-I filed on July 5, 2023 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the $6,164.87 filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the remaining filing fee due in connection with the June 2025 Schedule TO-I. More specifically, $263.35 from the filing fee paid in connection with the June 2023 Schedule TO-I was used to offset the final transaction fee due from the June 2025 Schedule TO-I, and $5,901.52 from the filing fee paid in connection with the June 2023 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

An aggregate fee of $2,735.15 was paid with the filing of the Schedule TO-I by the Company (File No. 005-92837) on December 2, 2024 (the “December 2024 Schedule TO-I”). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on January 2, 2025 was $895.35, as $5,848,131.37 (excluding any early repurchase deduction) of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, a portion of the remaining $1,839.80 filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Jun. 01, 2023
Fee Paid with Fee Offset Source	$ 5,901.52
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Barings Private Credit Corp
Form or Filing Type	SC TO
File Number	005-92837
Filing Date	Dec. 02, 2024
Fee Paid with Fee Offset Source	$ 1,839.8